Finance income and expenses, net (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Finance Income and Expenses, Net

	2018	2017	2016
Finance expenses
Interest of loans/debentures	(138,934)	(229,763)	(262,104)
Discounts granted	(9,417)	(17,345)	(14,650)
Interest for late payment to suppliers	(3,832)	(7,023)	(6,134)
Interest for late payment of taxes	(52,127)	(213,980)	(74,727)
Other finance expenses	(47,383)	(64,064)	(39,518)

Total finance expense	(251,693)	(532,175)	(397,133)

Finance income
Interest income	20,546	6,534	17,320
Interest on investments	1,322	2,260	4,982
Other financial income	12,463	1,147	2,546
Impact of financial component from on revenues (IFRS 15) (c)	11,138	—	—
Discounts obtained on debentures (Note 14)	—	91,492	—
Interest of taxes credit (a)	1,671	6,848	26,815
Interest for late payment of taxes reversal (b)	69,173	—	—

Total finance income	116,313	108,281	51,663

Total finance expenses, net	(135,380)	(423,894)	(345,470)

(a)	Inflation adjustment related to income and social contribution tax and withheld INSS.
(b)	Includes the reversal of some tax penalties and interests due to the adoption of the tax amnesty programs.
(c)	Impact of the financial component on revenues from the adoption of IFRS in 2018.